Subsequent Events - Additional information (Detail) $ / shares in Units, $ in Millions	1 Months Ended	9 Months Ended
	Dec. 31, 2020 USD ($) shares $ / shares	Sep. 30, 2020 USD ($)
Amendment Subscription Agreement With Hill House Entities [Member]
Subsequent Event [Line Items]
Number of share issued, ADS | shares	8,712,124
Class of warrants or rights issued during the period | shares	1,597,235
Proceeds from equity issuances	$ 125.0
AbbVie [Member]
Subsequent Event [Line Items]
Upfront payment received		$ 180.0
Subsequent Event [Member] | AbbVie [Member]
Subsequent Event [Line Items]
Upfront payment received	180.0
Milestone payment receivable	$ 20.0
Subsequent Event [Member] | Genexine Inc [Member] | 2018 Notes [Member]
Subsequent Event [Line Items]
Conversion price of debt instrument | $ / shares	$ 10
Stock shares issued during period conversion of debt into equity | shares	900,000